Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 1,089	€ 979	[1]	€ 1,814	[1]
Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Gains on divestment of some mature products	539	484		481
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	166	227		1,147
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 221	€ 285		€ 1,179

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation